Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost, included in prepaid expenses and other current assets and other non-current assets on the Condensed Consolidated Balance Sheets, are as follows:

	As of
(in millions)	June 30, 2026	March 31, 2026
Loans and other receivables carried at amortized cost
Loans receivable	$10	$10
Other receivables	22	17
Allowance for current expected credit losses	(3)	(3)
Loans and other receivables carried at amortized cost, net	$29	$24